Share Capital and Capital Surplus and Others	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Share Capital and Capital Surplus and Others
22.	Share Capital and Capital Surplus and Others

(1)	Details of share capital as of December 31, 2025 and 2024 are as follows:

(In millions of won, except for share data)
	December 31, 2025		December 31, 2024
Number of authorized shares		670,000,000	670,000,000
Par value (in won)	₩	100	100
Number of issued shares		214,790,053	214,790,053
Share capital:
Common shares(*)	₩	30,493	30,493

(*)
In 2002, 2003 and 2024, the Parent Company retired treasury shares with reduction of its retained earnings before appropriation. As a result, the Group’s issued shares have decreased without change in share capital.

(2)	Changes in issued shares for the years ended December 31, 2025 and 2024 are as follows:

(In shares)
	2025	2024
Issued shares as of January 1	214,790,053	218,833,144
Retirement of treasury shares(*)	—	(4,043,091)

Issued shares as of December 31	214,790,053	214,790,053

(*)	The Parent Company retired 4,043,091 treasury shares with reduction of its retained earnings before appropriation for the year ended December 31, 2024.
(3)	Details of shares outstanding as of December 31, 2025 and 2024 are as follows:

(In shares)	December 31, 2025			December 31, 2024
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	214,790,053	1,807,778	212,982,275	214,790,053	1,903,711	212,886,342

(4)	Details of capital surplus and others as of December 31, 2025 and 2024 are as follows:

(In millions of won)
	December 31, 2025		December 31, 2024
Paid-in surplus	₩	1,771,000	1,771,000
Treasury shares (Note 23)		(88,533)	(92,962)
Hybrid bonds (Note 24)		398,509	398,509
Share option (Note 25)		14,511	14,498
Others(*)		(14,226,827)	(14,045,981)

	₩	(12,131,340)	(11,954,936)

(*)	The amount includes a change in equity amounting to ₩13,340,037 million due to the spin-off that was accounted for as a transaction under common control.